Offerings	May 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value $0.01 per share (Common Shares), of Carnival Corporation Ltd. to be issued under the Carnival Corporation 2020 Stock Plan
Amount Registered | shares	3,944,410
Proposed Maximum Offering Price per Unit	25.98
Maximum Aggregate Offering Price	$ 102,475,771.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,151.90
Offering Note	Note 1(a) Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 also includes additional Common Shares in respect of the securities identified in the above table that may become issuable as a result of adjustments for stock splits, stock dividends and similar transactions. Note 1(b) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low sale prices of Common Shares on the New York Stock Exchange on May 5, 2026, within five business days prior to filing.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares to be issued under the Carnival plc UK Employee Share Purchase Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	25.98
Maximum Aggregate Offering Price	$ 25,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,587.84
Offering Note	Note 2(a) Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 also includes additional Common Shares in respect of the securities identified in the above table that may become issuable as a result of adjustments for stock splits, stock dividends and similar transactions. Note 2(b) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low sale prices of Common Shares on the New York Stock Exchange on May 5, 2026, within five business days prior to filing.